Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2021
Financial Assets At Fair Value Through Profit Or Loss
Financial assets at fair value through profit or loss

Note	21 | Financial assets at fair value through profit or loss

Schedule of financial assets at fair value through profit or loss

	12.31.21	12.31.20

Government bonds	8,872	3,352
Mutual funds	6,579	-
Total Financial assets at fair value through profit or loss	15,451	3,352